Capital and Funding - Summary of Comprehensive Income: Other Comprehensive Income Reconciliation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [Abstract]
Fair value gains/(losses) beginning balance	€ (113)	€ (98)
Cash flow hedges	(68)	6
Available for sale financial assets	(8)	(21)
Fair value gains/(losses) ending balance	(189)	(113)
Defined benefit pension plans beginning balance	(2,453)	(1,473)
Movement during the year	1,282	(980)
Defined benefit pension plans ending balance	(1,171)	(2,453)
Currency retranslation gains/(losses) beginning balance	(3,295)	(3,512)
Other reserves	(903)	189
Retained profit	(27)	17
Non-controlling interest	(53)	11
Currency retranslation gains/(losses) ending balance	€ (4,278)	€ (3,295)